Steven I. Koszalka Secretary American Funds Strategic Bond Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447 Tel siik@capgroup.com

April 12, 2017

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Strategic Bond Fund

File Nos. 333-207474 and 811-23101

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 6, 2017 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka